SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Change in estimate useful life of certain machinery and electronic equipment (Details)
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares
Change in Accounting Estimate [Line Items]
Depreciation expense	¥ 183,332	$ 28,769	¥ 145,161	¥ 130,871
Net loss	¥ 261,907	$ 41,100	¥ (2,025,508)	¥ (202,416)
Basic loss per share (in dollars per share) | (per share)	¥ 0.68	$ 0.11	¥ (5.23)	¥ (0.52)
Diluted loss per share (in dollars per share) | (per share)	¥ 0.68	$ 0.11	¥ (5.23)	¥ (0.52)